Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Total investments in U.S. treasury notes, amortized cost	$ 385,622,622	$ 270,200,939
U.S. Treasury Notes, 0.875%, 05/31/2011 [Member]
Face amount		67,330,000
Investment interest rate		0.875%
Investment maturity date		05/31/2011
U.S. Treasury Notes, 1.000%, 08/31/2011 [Member]
Face amount		67,330,000
Investment interest rate		1.00%
Investment maturity date		08/31/2011
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Face amount	97,740,000
Investment interest rate	0.875%
Investment maturity date	02/29/2012
U.S. Treasury Notes, 0.750%, 11/30/2011 [Member]
Face amount		67,330,000
Investment interest rate		0.75%
Investment maturity date		11/30/2011
U.S. Treasury Notes, 0.875%, 03/31/2011 [Member]
Face amount		67,330,000
Investment interest rate		0.875%
Investment maturity date		03/31/2011
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Face amount	122,960,000
Investment interest rate	0.375%
Investment maturity date	08/31/2012
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Face amount	27,240,000
Investment interest rate	0.50%
Investment maturity date	11/30/2012
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Face amount	$ 133,180,000
Investment interest rate	4.25%
Investment maturity date	09/30/2012